Goodwill by Segment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 295,094	$ 267,750
Redbox [Member]
Goodwill [Line Items]
Goodwill	138,743	111,399
Coin [Member]
Goodwill [Line Items]
Goodwill	156,351	156,351
New Ventures [Member]
Goodwill [Line Items]
Goodwill	$ 0	$ 0